Expense Example {- Fidelity Short-Term Bond Index Fund} - 08.31 Fidelity Short-Term Bond Index Fund PRO-04 - Fidelity Short-Term Bond Index Fund - Fidelity Short-Term Bond Index Fund	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 3
3 years	10
5 years	17
10 years	$ 39